Class A Shares of Common Stock Subject to Possible Redemption (Details) - Schedule of Class A Common Stock Subject to Possible Redemption - Initial Public Offering [Member] - Class A Common Stock [Member] - USD ($)
		12 Months Ended
	Sep. 07, 2021	Dec. 31, 2023	Dec. 31, 2022
Schedule of Class A Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds from Initial Public Offering	$ 240,000,000		$ 240,000,000
Fair value of Public Warrants at issuance			(7,582,627)
Offering costs allocated to Class A common stock subject to possible redemption			(20,050,096)
Accretion on Class A common stock subject to possible redemption amount			31,230,313
Class A common stock subject to possible redemption		$ 10,847,403	$ 243,597,590
Redemptions		(234,830,236)
Due to shareholder		(628,758)
Accretion of carrying value to redemption value		(2,418,083)
Waiver of underwriting fee allocated to Class A Common Stock		$ 5,126,890